Financial Instruments - Estimated Fair Values of Derivative Financial Instruments Included in Risk Management Asset (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Derivative Financial Assets (Liabilities), Net [Roll Forward]
Derivative financial asset (liability), net, beginning balance	$ 9	$ 6
Risk management activities	(6)	3
Foreign exchange	1	0
Other comprehensive income	1	0
Derivative financial asset (liability), net, ending balance	5	9
Less: current portion	5	8
Asset, included in other long-term assets	$ 0	$ 1